Acquisitions And Divestments	12 Months Ended
Dec. 31, 2011
Acquisitions And Divestments [Abstract]
Acquisitions And Divestments

5 Acquisitions and divestments

2011

On July 4, 2011, we sold our Sound Solutions business (formerly included in our Standard Products segment) to Knowles Electronics, LLC ("Knowles Electronics"), an affiliate of Dover Corporation for $855 million in cash. The transaction resulted in a gain of $414 million, net of post-closing settlements, transaction-related costs, including working capital settlements, cash divested and taxes, which is included in income from discontinued operations. In relation to the other costs of this disposal, liabilities are included in the accrued liabilities and provisions for continuing operations. Cash payments related to these liabilities will be reported as cash flows from discontinued operations. The consolidated financial statements have been reclassified for all periods presented to reflect the Sound Solutions business as a discontinued operation.

2010

On December 14, 2010, we sold our joint venture (55% shareholding) NuTune, formed in June 2008 with Technicolor, to combine NXP's and Technicolor's can tuner module operations, to affiliates of AIAC (American Industrial Acquisition Corporation). As a consequence, these divested operations (formerly included in Corporate and Other) were deconsolidated in our consolidated balance sheet as at December 31, 2010. The results of the divested business until the date of transaction, December 14, 2010, remain included in our consolidated statements of operations and cash flows for all previous years presented under Corporate and Other.

In September 2010 we sold all of the Virage Logic's shares we held.

On July 26, 2010, we acquired 100% ownership of Jennic Ltd., a leading developer of low power RF solutions for wireless applications in smart energy, environment, logistics and consumer markets, for a consideration of approximately $8 million plus up to $8 million in additional contingent consideration over the next two years. In 2011, no additional payments were made and the additional contingent consideration has been canceled. As from the acquisition date it is consolidated within the segment HPMS.

On February 8, 2010, the Company sold its digital television and set-top-box business to Trident Microsystems, Inc., at that time publicly listed on the NASDAQ in the United States. As of December 31, 2009, NXP had reclassified the assets and liabilities associated with this business as assets and liabilities held-for-sale on its consolidated balance sheet. These assets and liabilities held-for-sale were measured at fair value less cost to sell and resulted in an impairment loss of $69 million recorded in 2009 (see note 14 "Assets and liabilities held-for-sale" for additional information).

The above transaction consisted of the sale of our television systems and set-top-box business lines, together with an additional net payment of $54 million (of which $7 million was paid subsequent to the closing date) to Trident, for a 60% shareholding in Trident valued at $177 million, based on the quoted market price at the transaction date and included in our balance sheet as "Investments in equity accounted investees". The transaction resulted in a net loss of $26 million and is reported under other income (expense) in 2010.

After the acquisition, our shareholding was diluted as a result of Trident's issuance of share capital. At December 31, 2011, we own 57% of the outstanding stock of Trident, with a 30% voting interest in participatory rights and a 57% voting interest for certain protective rights only. Considering the terms and conditions agreed to between the parties, we account for our investment in Trident under the equity method. On January 4, 2012, Trident filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code and was subsequently delisted from the NASDAQ.

As a result of retaining the 57% interest in Trident this transaction did not result in reporting the asset group as discontinued operations.

2009

On November 16, 2009, we completed our strategic alliance with Virage Logic Corporation ("Virage Logic") and obtained approximately 9.8% of Virage Logic's outstanding common stock. This transaction included the transfer of our Advanced CMOS Semiconductor Horizontal IP Technology and Development Team in exchange for the rights to use Virage's IP and services. Virage Logic is a leading provider of both functional and physical semiconductor intellectual property (IP) for the design of complex integrated circuits. Shares of Virage Logic are listed on the NASDAQ Global Market in the United States.

In 2009 no acquisition transactions occurred.